Transactions with non-controlling interests	12 Months Ended
Dec. 31, 2025
Non Controlling Interests [abstract]
Transactions with non-controlling interests	TRANSACTIONS WITH NON-CONTROLLING INTERESTS
During the year ended December 31, 2025, the main transactions of non-controlling interests with the controlling shareholders were: (i) exchange differences on translation of foreign operations of Reclame Aqui R$ (353), (2024- R$ (606) 2023 – R$ (825)), (ii) equity transaction related to put options over non-controlling interest of Reclame Aqui R$ (9,563) (2024 R$ 1,028, 2023 – R$ (3,904)), (iii) equity transaction with non-controlling interests of APP Sistemas R$ 5,373 (2024 R$ nil, Cappta 2023 – R$ 49) (iv) dividends paid to shareholders Simplesvet and Questor R$ (17,663), (2024 - R$ (10,454) 2023 – R$ (5,983)), (v) Sale of subsidiary Simplesvet R$ (8,794) and (vi) Share-based payments R$ nil (2024 – R$ nil 2023 - Cappta R$ (114)).